Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) and Reclassification Adjustments (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Before-tax amount
Adjustments from foreign currency translation	¥ (292,106)		¥ 87,644		¥ (491,509)
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	193		35,581		(70,280)
Reclassification adjustments for losses (gains) realized in net income	116		588		28,311
Net unrealized gains (losses)	309		36,169		(41,969)
Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	1,359		(865)		(80)
Reclassification adjustments for losses (gains) realized in net income	(1,077)		324		(688)
Net unrealized gains (losses)	282		(541)		(768)
Pension and other postretirement benefits adjustment
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(12,220)	[1]	6,773	[1]	(79,119)	[1]
Amortization of unrealized (gain) loss on pension and other postretirement benefits	11,809	[1]	12,329	[1]	14,433	[1]
Net unrealized gains (losses)	(411)	[1]	19,102	[1]	(64,686)	[1]
Other comprehensive income (loss)	(291,926)		142,374		(598,932)
Tax (expense) or benefit (note 10)
Adjustments from foreign currency translation	1,361		3,453		14,193
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	312		(12,827)		27,845
Reclassification adjustments for losses (gains) realized in net income	(46)		(235)		(10,939)
Net unrealized gains (losses)	266		(13,062)		16,906
Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(545)		347		32
Reclassification adjustments for losses (gains) realized in net income	431		(130)		276
Net unrealized gains (losses)	(114)		217		308
Pension and other postretirement benefits adjustment
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	7,265	[1]	(13,568)	[1]	32,370	[1]
Amortization of unrealized (gain) loss on pension and other postretirement benefits	(4,070)	[1]	(4,748)	[1]	(5,475)	[1]
Net unrealized gains (losses)	3,195	[1]	(18,316)	[1]	26,895	[1]
Other comprehensive income (loss)	4,708		(27,708)		58,302
Net-of-tax amount
Adjustments from foreign currency translation	(290,745)		91,097		(477,316)
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	505		22,754		(42,435)
Reclassification adjustments for losses (gains) realized in net income	70		353		17,372
Net unrealized gains (losses)	575		23,107		(25,063)
Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	814		(518)		(48)
Reclassification adjustments for losses (gains) realized in net income	(646)		194		(412)
Net unrealized gains (losses)	168		(324)		(460)
Pension and other postretirement benefits adjustment
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(4,955)	[1]	(6,795)	[1]	(46,749)	[1]
Amortization of unrealized (gain) loss on pension and other postretirement benefits	7,739	[1]	7,581	[1]	8,958	[1]
Net unrealized gains (losses)	2,784	[1]	786	[1]	(37,791)	[1]
Other comprehensive income (loss)	¥ (287,218)		¥ 114,666		¥ (540,630)

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustment are actuarial gains or losses and prior service benefits or costs (see note 13).